STOCKHOLDERS EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS EQUITY (Tables)
Warrants outstanding beginning	20,928,767
Warrants issued	10,596,027
Warrants amended and restated	(9,206,120)
Warrants amended and restated	9,206,120
Warrants outstanding ending | shares	31,524,794	20,928,767
Number of warrants outstanding, beginning	20,928,767	16,599,079	10,519,945
Weighted average exercise price, issued	$ 0.63
Weighted average exercise price, amended and restared	1.72
Number of warrants, issued		5,131,264	11,310,480
Number of warrants, exercised		(801,576)	(877,202)
Weighted average exercise price, amended and restared	0.63
Warrants, weighted average exercise price, ending | $ / shares	0.0001	$ 1.45	$ 1.29
Number of warrants outstanding, ending		20,928,767	16,599,079
Number of warrants, expired			(4,354,144)
Weighted average exercise price outstanding, beginning	$ 1.45	$ 1.29	$ 1.94
Weighted average exercise price, issued		2.00	0.98
Weighted average exercise price, exercised		$ 1.54	1.93
Weighted average exercise price, expired			$ 1.93